CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Class A [Member]
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common Class A [Member] | Vimeo Inc.
Common stock, par value (USD per share)	0.01	0.01	$ 0.01
Common Class B [Member]
Common stock, par value (USD per share)	0.01	0.01
Common Class B [Member] | Vimeo Inc.
Common stock, par value (USD per share)	$ 0.01	$ 0.01	$ 0.01